Note 1 - Segment Information - Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
IFRS - Net Sales	$ 6,521,207	$ 5,146,734	$ 7,294,055
Operating income (loss)	707,509	(663,071)	832,391
Financial income (expense), net	22,666	(64,995)	19,283
Income (loss) before equity in earnings of non-consolidated companies and income tax	730,175	(728,066)	851,674
Equity in earnings of non-consolidated companies	512,591	108,799	82,036
Income (loss) before income tax	1,242,766	(619,267)	933,710
Capital expenditures	239,518	193,322	350,174
Depreciation and amortization	594,721	678,806	539,521
Tubes [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	5,994,000	4,844,000	6,870,000
Management view - operating income (loss)	178,000	(277,000)	857,000
Difference in cost of sales	443,000	(138,000)	(105,000)
Differences in depreciation and amortization		1,000	(1,000)
Differences in selling, general and administrative expenses		(2,000)	(1,000)
Differences in other operating income (expenses), net	(8,000)	(200,000)	6,000
Operating income (loss)	613,000	(616,000)	756,000
Capital expenditures	226,000	189,000	338,000
Depreciation and amortization	575,000	661,000	523,000
All other segments [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	528,000	303,000	424,000
Management view - operating income (loss)	65,000	(50,000)	73,000
Difference in cost of sales	30,000	4,000	3,000
Differences in depreciation and amortization	(1,000)	(1,000)
Differences in selling, general and administrative expenses			1,000
Differences in other operating income (expenses), net	1,000
Operating income (loss)	95,000	(47,000)	77,000
Capital expenditures	14,000	4,000	12,000
Depreciation and amortization	20,000	18,000	17,000
Reportable segments [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	6,521,000	5,147,000	7,294,000
Management view - operating income (loss)	243,000	(327,000)	930,000
Difference in cost of sales	473,000	(134,000)	(102,000)
Differences in depreciation and amortization	(1,000)		(1,000)
Differences in selling, general and administrative expenses		(2,000)
Differences in other operating income (expenses), net	(8,000)	(200,000)	6,000
Operating income (loss)	708,000	(663,000)	833,000
Financial income (expense), net	23,000	(65,000)	19,000
Income (loss) before equity in earnings of non-consolidated companies and income tax	731,000	(728,000)	852,000
Equity in earnings of non-consolidated companies	513,000	109,000	82,000
Income (loss) before income tax	1,243,000	(619,000)	934,000
Capital expenditures	240,000	193,000	350,000
Depreciation and amortization	$ 595,000	$ 679,000	$ 540,000